Provisions for Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Provisions for Liabilities

	At 1 January € m	Effect of adopting IFRS 16 € m	Translation adjustment € m	Arising on acquisition (note 32) € m	Provided during year € m	Utilised during year € m	Disposed during year € m	Reversed unused € m	Discount unwinding € m	At 31 December € m
31 December 2019

Insurance (i)	279	-	5	-	114	(88)	-	(24)	8	294

Environment and remediation (ii)	484	-	13	6	41	(26)	-	(8)	11	521

Rationalisation and redundancy (iii)	23	-	-	-	29	(35)	-	(3)	-	14

Other (iv)	301	(1)	(1)	-	108	(34)	-	(46)	3	330
Total	1,087	(1)	17	6	292	(183)	-	(81)	22	1,159

Analysed as:

Non-current liabilities	719									760

Current liabilities	368									399
Total	1,087									1,159

The equivalent disclosure for the prior year is as follows:

31 December 2018

Insurance (i)	292	-	10	7	95	(71)	-	(61)	7	279

Environment and remediation (ii)	441	-	-	75	28	(26)	(2)	(43)	11	484

Rationalisation and redundancy (iii)	25	-	-	-	30	(31)	-	(1)	-	23

Other (iv)	306	-	-	2	75	(32)	(1)	(52)	3	301
Total	1,064	-	10	84	228	(160)	(3)	(157)	21	1,087

Analysed as:

Non-current liabilities	693									719

Current liabilities	371									368
Total	1,064									1,087

(i)
This provision relates to obligations arising under the self-insurance components of the Group’s insurance arrangements which comprise employers’ liability (workers’ compensation in the US), public and products liability (general liability in the US), automobile liability, property damage, business interruption and various other insurances; a substantial proportion of the total provision pertains to claims which are classified as “incurred but not reported”. Due to the extended timeframe associated with many of the insurances, a significant proportion of the total provision is subject to periodic actuarial valuation. The projected cash flows underlying the discounting process are established through the application of actuarial triangulations, which are extrapolated from historical claims experience. The triangulations applied in the discounting process indicate that the Group’s insurance provisions have an average life of five years (2018: five years).

(ii)
This provision comprises obligations governing site remediation, restoration and environmental works to be incurred in compliance with either local or national environmental regulations together with constructive obligations stemming from established best practice. Whilst a significant element of the total provision will reverse in the medium-term (two to ten years), those legal and constructive obligations applicable to long-lived assets (principally mineral-bearing
land) will unwind over a
30-year
timeframe. In discounting the related obligations, expected future cash outflows have been determined with due regard to extraction status and anticipated remaining life.

(iii)
These provisions relate to irrevocable commitments under various rationalisation and redundancy programmes, none of which are individually material to the Group. In 2019,
€
29 million (2018:
€
30 million; 2017:
€
32 million) was provided in respect of rationalisation and redundancy activities as a consequence of undertaking various cost reduction initiatives across all operations. These initiatives included removing excess capacity from manufacturing and distribution networks and scaling operations to match market supply; back office rationalisation; and the consolidation of certain regional support functions into central and more coordinated hubs. The Group expects that these provisions will primarily be utilised within one to two years of the balance sheet date (2018: one to two years).

(iv)
Other provisions primarily relate to legal claims, onerous contracts, guarantees and warranties and employee related provisions. The Group expects the majority of these provisions will be utilised within two to five years of the balance sheet date (2018: two to five years); however due to the nature of the legal provisions there is a level of uncertainty in the timing of settlement as the Group generally cannot determine the extent and duration of the legal process.